Acquisition of Assets & Note Payable (Tables)	12 Months Ended
Jun. 30, 2015
Finite-Lived and Indefinite-Lived Intangible Assets Acquired as Part of Business Combination [Table Text Block]
Asset allocation	June 30, 2015	June 30, 2014
Customer List	$73,017	73,017
Non-Compete Clause	25,399	25,399
Exclusive License(s)	406,861	56,861
	505,277	$155,277
Accumulated Amortization	(31,022)	(15,511)
Total	$474,255	$139,766

Acquisition Note Payable [Member]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
	June 30, 2015	June 30, 2014
Asset acquisition note payable	$300,000	$360,000